Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of maturity of remaining operating leases liabilities
The table below summarizes the maturity of remaining operating lease liabilities:

Lease payments due in:	Operating Lease
(in thousands)
2022	$368
2023	366
2024	258
2025	257
2026	259
Thereafter	571
Total lease payments	2,079
Less imputed interest	(242)
Total lease liabilities, as reported	$1,837